Note 33 - Commitments and guarantees given (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Guarantees given
Loan commitments, financial guarantees and other commitments
Loan commitments, financial guarantees and other commitments (*) (Millions of euros)
	Notes	2017	2016	2015
Loan commitments given	7.3.1	94,268	107,254	123,620
of which: defaulted		537	411	446
Central banks		1	1	8
General governments		2,198	4,354	3,823
Credit institutions		946	1,209	1,239
Other financial corporations		3,795	4,155	4,032
Non-financial corporations		58,133	71,710	71,583
Households		29,195	25,824	42,934
Financial guarantees given	7.3.1	16,545	18,267	19,176
of which: defaulted		278	278	146
General governments		248	103	100
Credit institutions		1,158	1,553	1,483
Other financial corporations		3,105	722	1,621
Non-financial corporations		11,518	15,354	15,626
Households		516	534	346
Other commitments and guarantees given	7.3.1	45,738	42,592	42,813
of which: defaulted		461	402	517
Central banks		7	12	15
General governments		227	372	101
Credit institutions		15,330	9,880	9,640
Other financial corporations		3,820	4,892	5,137
Non-financial corporations		25,992	27,297	27,765
Households		362	138	156
Total Loan commitments and financial guarantees		156,551	168,113	185,609

(*) Non performing financial guarantees given amounted to €739, €680 and €664 million as of December 31, 2017, 2016 and 2015, respectively.